CONVERTIBLE NOTES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2013
Short-term Debt [Line Items]
Proceeds from Convertible Debt	$ 0	$ 115	$ 600
Debt Instrument, Interest Rate During Period		6.00%
Interest Expense, Debt		203
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Proceeds from Convertible Debt		715	715
IPO [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				123,553
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature				$ 980